Interest Expense and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Interest costs [abstract]
Interest Expense and Finance Costs

	For the year ended December 31,
	2021	2020	2019
Interest payable on long-term borrowings	1,958	3,721	3,603
Bank charges	59	69	28
Amortization of debt discount	547	293	383
Operating lease liability interest	52	44	51
Other finance expenses	646	28	638
Total	3,262	4,155	4,703